UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers,Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     November 01, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $170,685 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    14732   133989 SH       SOLE                    59325        0    74664
AMAZON COM INC                  COM             023135106     2704    29025 SH       SOLE                     5000        0    24025
AT&T INC                        COM             00206R102     9707   229429 SH       SOLE                   112072        0   117357
BANK OF AMERICA CORPORATION     COM             060505104     7355   146303 SH       SOLE                    75555        0    70748
BIG LOTS INC                    COM             089302103    13187   441922 SH       SOLE                   192025        0   249897
BRISTOL MYERS SQUIBB CO         COM             110122108     6899   239366 SH       SOLE                   103125        0   136241
CITIGROUP INC                   COM             172967101     5962   127746 SH       SOLE                    62339        0    65407
CONAGRA FOODS INC               COM             205887102     6416   245552 SH       SOLE                   106500        0   139052
DIRECTV GROUP INC               COM             25459L106     8584   353539 SH       SOLE                   139975        0   213564
DOW CHEM CO                     COM             260543103     6645   154312 SH       SOLE                    73275        0    81037
DU PONT E I DE NEMOURS & CO     COM             263534109     6153   124150 SH       SOLE                    53300        0    70850
EASTMAN KODAK CO                CALL            277461909     6175   230756 SH       SOLE                    95400        0   135356
GENERAL MTRS CORP               COM             370442105     8645   235571 SH       SOLE                   111175        0   124396
GOODYEAR TIRE & RUBR CO         COM             382550101     8873   291771 SH       SOLE                   118950        0   172821
HEINZ H J CO                    COM             423074103     7230   156486 SH       SOLE                    73900        0    82586
ISHARES TR                      RUSSELL 2000    464287655      239     2985 SH       SOLE                        0        0     2985
KOHLS CORP                      COM             500255104     1898    33100 SH       SOLE                     5775        0    27325
LILLY ELI & CO                  COM             532457108     6673   117211 SH       SOLE                    55725        0    61486
MERCK & CO INC                  COM             589331107     8237   159357 SH       SOLE                    72825        0    86532
MIDCAP SPDR TR                  UNIT SER 1      595635103      286     1780 SH       SOLE                        0        0     1780
NUCOR CORP                      COM             670346105    10150   170675 SH       SOLE                    68825        0   101850
ORACLE CORP                     COM             68389X105     2537   117175 SH       SOLE                    19250        0    97925
PACTIV CORP                     COM             695257105     1672    58325 SH       SOLE                    10800        0    47525
PFIZER INC                      COM             717081103     5378   220133 SH       SOLE                    91925        0   128208
RADIOSHACK CORP                 COM             750438103     1562    75600 SH       SOLE                    12175        0    63425
SPDR TR                         UNIT SER 1      78462F103      215     1409 SH       SOLE                        0        0     1409
WELLS FARGO & CO NEW            COM             949746101     6002   168513 SH       SOLE                    72425        0    96088
WEYERHAEUSER CO                 COM             962166104     6569    90857 SH       SOLE                    44350        0    46507